Basis of presentation - (Narrative) (Details)	2 Months Ended
Mar. 03, 2024
Asanko Gold Ghana Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	45.00%
Adansi Gold Company (GH) Ltd. [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	50.00%
Shika Group Finance Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of ownership interest	50.00%